Related parties	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties
29.
Related parties

The Company has entered into transactions with the following related parties:

Enterprises over which key management personnel have control or significant influence
•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	Dr. Reddy’s Institute of Life Sciences for research and development services;
•	Stamlo Industries Limited for hotel services;
•	Iosynth Labs Private Limited for research and development services;
•	AverQ Inc. for professional consulting services; (ceased to be related party effective as of July 30, 2024);
•	Araku Originals Private Limited for the purchase of coffee powder; and
•	Zenfold Sustainable Technology Private Limited for sale and purchase of goods .

Joint Venture and Associates

•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods, for research and development services and for dividend income received;
•	Kunshan Rotam Reddy Medicine Company Limited (a subsidiary of Kunshan Rotam Reddy Pharmaceuticals Company Limited) for sales of goods;
•	O2 Renewable Energy IX Private Limited for an investment;
•	Clean Renewable Energy KK2A Private Limited for an investment; and
•	DRES Energy Private Limited for the purchase of solar power and lease rentals received.

“Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council. The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 27 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	As of March 31,
	2025		2024		2023
Transactions with relatives of key management personnel or enterprises over which key management personnel have control or significant influence
Catering expenses paid	Rs.	481	Rs.	454	Rs.	367
Civil works		380		13		33
Contributions towards social development		626		587		482
Research and development services received		277		214		134
Hotel expenses paid		53		67		35
Facility management services paid		46		46		39
Lease rentals paid		39		37		39
Salaries to relatives of key management personnel		21		15		16
Lease rentals received		1		1		1
Professional consultancy services paid		-		3		2
Procurement of goods		58		-		-
Sale of goods		8		-		-
Sale of assets		1		-		-

Transactions with Joint Ventures and Associates
Investment in O2 Renewable Energy IX Private Limited	296	12	-
Dividend income	-	445	-
Purchase of solar power	145	123	121
Investment in Clean Renewable Energy KK2A Private Limited	21	-	-
Sale of goods	67	21	110
Research and development services provided	-	83	62
Others	-	1	5

The Company had the following amounts due from related parties:

	As of March 31,
	2025		2024
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	41	Rs.	49
DRES Energy Private Limited		1		-
Key management personnel and close members of their families		8		8

The Company had the following amounts due to related parties:

	As of March 31,
	2025		2024
Zenfold Sustainable Technology Private Limited	Rs.	22	Rs.	-
Indus Projects Private Limited		20		4
Green Park Hospitality Services Private Limited		17		4
DRES Energy Private Limited		3		14
Green Park Hotels and Resorts Limited		-*		1
Stamlo Industries Limited		-*		1

*	Rounded to the nearest million.

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2025		2024		2023
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	861	Rs.	891	Rs.	912
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		36		36		30
Co mm i ss i on t o d i r e c t o r s		379		416		378
S h a r e -b a s e d p a y m e n t s expense		179		182		194
	Rs.	1,455	Rs.	1,525	Rs.	1,514

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.